Acquisitions of Businesses and Assets (Tables)	12 Months Ended
Sep. 30, 2018
Business Combinations [Abstract]
Total Cash Paid and Liabilities Incurred
Total cash paid and liabilities incurred in connection with these acquisitions were as follows:

	2018		2017		2016
	AmeriGas Propane	UGI International	AmeriGas Propane	UGI International	AmeriGas Propane	UGI International
Total cash paid	$10.1	$121.9	$36.8	$99.7	$37.6	$24.1
Liabilities incurred (a)	2.7	—	10.8	20.6	11.8	—
Total purchase price	$12.8	$121.9	$47.6	$120.3	$49.4	$24.1

(a)	UGI International Fiscal 2017 amount includes note payable to seller. AmeriGas Propane amounts principally comprise amounts payable under noncompete agreements.